Regulatory Matters - Schedule of Regulatory Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Regulatory Liabilities [Line Items]
Regulatory Liabilities	$ 10,004	$ 10,066
Regulatory liabilities, current	376	581
Noncurrent regulatory liabilities	9,628	9,485
Deferred income taxes
Regulatory Liabilities [Line Items]
Regulatory Liabilities	4,005	4,502
Decommissioning the Regulatory Agreement Units
Regulatory Liabilities [Line Items]
Regulatory Liabilities	3,357	3,016
Removal costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	1,694	1,649
Over Recovered Energy and Natural Gas Costs [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	113	175
Transmission formula rate annual reconciliations [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	8	52
Renewable portfolio standards costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	500	427
Stranded costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	35	24
Other
Regulatory Liabilities [Line Items]
Regulatory Liabilities	292	221
Commonwealth Edison Co [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	6,944	6,692
Regulatory liabilities, current	185	289
Noncurrent regulatory liabilities	6,759	6,403
Commonwealth Edison Co [Member] | Deferred income taxes
Regulatory Liabilities [Line Items]
Regulatory Liabilities	2,105	2,205
Commonwealth Edison Co [Member] | Decommissioning the Regulatory Agreement Units
Regulatory Liabilities [Line Items]
Regulatory Liabilities	2,760	2,541
Commonwealth Edison Co [Member] | Removal costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	1,541	1,482
Commonwealth Edison Co [Member] | Over Recovered Energy and Natural Gas Costs [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	25	34
Commonwealth Edison Co [Member] | Transmission formula rate annual reconciliations [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	7	2
Commonwealth Edison Co [Member] | Renewable portfolio standards costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	500	427
Commonwealth Edison Co [Member] | Renewable portfolio standards costs | Illinois Commerce Commission
Regulatory Liabilities [Line Items]
Regulatory Liabilities	432
Commonwealth Edison Co [Member] | Renewable portfolio standards costs | Illinois Power Agency
Regulatory Liabilities [Line Items]
Regulatory Liabilities	68
Commonwealth Edison Co [Member] | Stranded costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Commonwealth Edison Co [Member] | Other
Regulatory Liabilities [Line Items]
Regulatory Liabilities	6	1
PECO Energy Co [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	729	624
Regulatory liabilities, current	94	121
Noncurrent regulatory liabilities	635	503
PECO Energy Co [Member] | Deferred income taxes
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
PECO Energy Co [Member] | Decommissioning the Regulatory Agreement Units
Regulatory Liabilities [Line Items]
Regulatory Liabilities	597	475
PECO Energy Co [Member] | Removal costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
PECO Energy Co [Member] | Over Recovered Energy and Natural Gas Costs [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	71	97
PECO Energy Co [Member] | Transmission formula rate annual reconciliations [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	12
PECO Energy Co [Member] | Renewable portfolio standards costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
PECO Energy Co [Member] | Stranded costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
PECO Energy Co [Member] | Other
Regulatory Liabilities [Line Items]
Regulatory Liabilities	61	40
Baltimore Gas and Electric Company [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	960	1,139
Regulatory liabilities, current	26	30
Noncurrent regulatory liabilities	934	1,109
Baltimore Gas and Electric Company [Member] | Deferred income taxes
Regulatory Liabilities [Line Items]
Regulatory Liabilities	819	1,001
Baltimore Gas and Electric Company [Member] | Decommissioning the Regulatory Agreement Units
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Baltimore Gas and Electric Company [Member] | Removal costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	39	47
Baltimore Gas and Electric Company [Member] | Over Recovered Energy and Natural Gas Costs [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	6
Baltimore Gas and Electric Company [Member] | Transmission formula rate annual reconciliations [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Baltimore Gas and Electric Company [Member] | Renewable portfolio standards costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Baltimore Gas and Electric Company [Member] | Stranded costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Baltimore Gas and Electric Company [Member] | Other
Regulatory Liabilities [Line Items]
Regulatory Liabilities	102	85
Pepco Holdings LLC [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	1,306	1,575
Regulatory liabilities, current	68	137
Noncurrent regulatory liabilities	1,238	1,438
Pepco Holdings LLC [Member] | Deferred income taxes
Regulatory Liabilities [Line Items]
Regulatory Liabilities	1,081	1,296
Pepco Holdings LLC [Member] | Decommissioning the Regulatory Agreement Units
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Pepco Holdings LLC [Member] | Removal costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	114	120
Pepco Holdings LLC [Member] | Over Recovered Energy and Natural Gas Costs [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	17	38
Pepco Holdings LLC [Member] | Transmission formula rate annual reconciliations [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	1	38
Pepco Holdings LLC [Member] | Renewable portfolio standards costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Pepco Holdings LLC [Member] | Stranded costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	35	24
Pepco Holdings LLC [Member] | Other
Regulatory Liabilities [Line Items]
Regulatory Liabilities	58	59
Potomac Electric Power Company [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	563	690
Regulatory liabilities, current	14	46
Noncurrent regulatory liabilities	549	644
Potomac Electric Power Company [Member] | Deferred income taxes
Regulatory Liabilities [Line Items]
Regulatory Liabilities	525	621
Potomac Electric Power Company [Member] | Decommissioning the Regulatory Agreement Units
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Potomac Electric Power Company [Member] | Removal costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	20	20
Potomac Electric Power Company [Member] | Over Recovered Energy and Natural Gas Costs [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	9	24
Potomac Electric Power Company [Member] | Transmission formula rate annual reconciliations [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	1	23
Potomac Electric Power Company [Member] | Renewable portfolio standards costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Potomac Electric Power Company [Member] | Stranded costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Potomac Electric Power Company [Member] | Other
Regulatory Liabilities [Line Items]
Regulatory Liabilities	8	2
Delmarva Power & Light Company [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	466	540
Regulatory liabilities, current	25	47
Noncurrent regulatory liabilities	441	493
Delmarva Power & Light Company [Member] | Deferred income taxes
Regulatory Liabilities [Line Items]
Regulatory Liabilities	354	404
Delmarva Power & Light Company [Member] | Decommissioning the Regulatory Agreement Units
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Delmarva Power & Light Company [Member] | Removal costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	94	100
Delmarva Power & Light Company [Member] | Over Recovered Energy and Natural Gas Costs [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	3	10
Delmarva Power & Light Company [Member] | Transmission formula rate annual reconciliations [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	9
Delmarva Power & Light Company [Member] | Renewable portfolio standards costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Delmarva Power & Light Company [Member] | Stranded costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Delmarva Power & Light Company [Member] | Other
Regulatory Liabilities [Line Items]
Regulatory Liabilities	15	17
Atlantic City Electric Company [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	252	318
Regulatory liabilities, current	28	44
Noncurrent regulatory liabilities	224	274
Atlantic City Electric Company [Member] | Deferred income taxes
Regulatory Liabilities [Line Items]
Regulatory Liabilities	202	271
Atlantic City Electric Company [Member] | Decommissioning the Regulatory Agreement Units
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Atlantic City Electric Company [Member] | Removal costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Atlantic City Electric Company [Member] | Over Recovered Energy and Natural Gas Costs [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	5	4
Atlantic City Electric Company [Member] | Transmission formula rate annual reconciliations [Member]
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	6
Atlantic City Electric Company [Member] | Renewable portfolio standards costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	0	0
Atlantic City Electric Company [Member] | Stranded costs
Regulatory Liabilities [Line Items]
Regulatory Liabilities	35	24
Atlantic City Electric Company [Member] | Other
Regulatory Liabilities [Line Items]
Regulatory Liabilities	$ 10	$ 13